Long-Term Debt, Net of Debt Issuance Costs and Current Maturities - Schedule of Long-Term Debt, Net of Debt Issuance Costs and Current Maturities (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Total long-term debt
Total long-term debt	$ 122,636	$ 125,445	$ 136,584
Less: Debt issuance costs	(2,147)	(2,290)	(4,220)
Less: Discount on debt			(3,018)
Total long-term debt, net of debt issuance costs	120,489	123,155	129,346
Less: Current maturities of long-term debt	(32,474)	(33,403)	(52,065)
Long-term debt, net of debt issuance costs and current maturities	88,015	89,752	77,281
U.S. [Member]
Total long-term debt
Less: Debt issuance costs		(2,200)	(4,700)
Senior Term Loan [Member] | U.S. [Member]
Total long-term debt
Total long-term debt	74,063	75,000	74,375
Senior Revolving Loan [Member] | U.S. [Member]
Total long-term debt
Total long-term debt	2,820	2,820
Subordinated Convertible Promissory Notes [Member] | U.S. [Member]
Total long-term debt
Total long-term debt			10,000
Less: Debt issuance costs				$ (200)
Accounts Receivable Financing [Member] | EMEA [Member]
Total long-term debt
Total long-term debt	13,887	15,120	20,505
Accounts Receivable Financing [Member] | Asia [Member]
Total long-term debt
Total long-term debt			6,622
Unsecured Financing [Member] | EMEA [Member]
Total long-term debt
Total long-term debt	5,155	4,638	8,572
Equipment Financing [Member] | EMEA [Member]
Total long-term debt
Total long-term debt	16,112	15,813
Working Capital Loans [Member] | Asia [Member]
Total long-term debt
Total long-term debt			9,548
Equipment Capital Lease [Member] | U.S. [Member]
Total long-term debt
Total long-term debt	1,431	2,016	2,678
Equipment Capital Lease [Member] | EMEA [Member]
Total long-term debt
Total long-term debt	1,499	1,898	2,879
Equipment Capital Lease [Member] | Mexico [Member]
Total long-term debt
Total long-term debt	7,580	8,037	37
Construction Financing [Member] | Mexico [Member]
Total long-term debt
Total long-term debt			1,204
Equipment Loan [Member] | Mexico [Member]
Total long-term debt
Total long-term debt	$ 89	$ 103	$ 164